Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commissions and fees
Lending business	SFr 1,931	SFr 1,839	SFr 1,818
Investment and portfolio management	3,582	3,494	3,209
Other securities business	48	46	46
Fiduciary business	3,630	3,540	3,255
Underwriting	1,718	1,806	1,364
Brokerage	2,813	3,004	3,028
Underwriting and brokerage	4,531	4,810	4,392
Other services	1,798	1,628	1,627
Commissions and fees	11,890	11,817	11,092
Bank
Commissions and fees
Lending business	1,902	1,809	1,790
Investment and portfolio management	3,415	3,320	3,043
Other securities business	83	82	72
Fiduciary business	3,498	3,402	3,115
Underwriting	1,735	1,817	1,364
Brokerage	2,797	3,006	3,029
Underwriting and brokerage	4,532	4,823	4,393
Other services	1,810	1,638	1,640
Commissions and fees	SFr 11,742	SFr 11,672	SFr 10,938